Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
EOS ENERGY STORAGE, LLC [Member]
Schedule of future amortization expense of intangible assets
Remainder of 2020	$20
2021	40
2022	40
2023	40
2024	40
Thereafter	160
$340

2020	$40
2021	40
2022	40
2023	40
2024	40
Thereafter	160
$360